REINSURANCE - Reinsurance Funds Withheld, Deposit Liability, Policyholders' Account Balances and Embedded Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Asset
Reinsurance funds withheld, net	$ 7,279	$ 5,658
Embedded derivatives	(46)	154
Total	7,233
Other reinsurance funds withheld	15
Reinsurance funds withheld, total	7,248	5,812
Liability
Policyholders’ account balance, excluding embedded derivatives	7,530	5,652
Embedded derivatives	232	181
Policyholders’ account balance, total	7,762	5,833
Deposit liability	1,577	1,657
Deposit accounting
Asset
Reinsurance funds withheld, net	1,538	1,603
Embedded derivatives	6	17
Liability
Policyholders’ account balance, excluding embedded derivatives	0	0
Embedded derivatives	0	0
Deposit liability	1,577	1,657
Interest sensitive investment type
Asset
Reinsurance funds withheld, net	5,741	4,055
Embedded derivatives	(52)	137
Liability
Policyholders’ account balance, excluding embedded derivatives	7,530	5,652
Embedded derivatives	232	181
Deposit liability	$ 0	$ 0